Balances and transactions with related parties: Additional information (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Explanation of nature and extent of renewal and termination options	The agreement is for an initial term of 15 years and renews automatically for subsequent five year periods, unless one of the parts issues the other a cancellation notice within a determined term prior to the programmed expiration date. The Company can only exercise its termination right through a resolution of the shareholders
Explanation of significant terms of service concession arrangement that may affect amount, timing and certainty of future cash flows	In accordance with the contract, the Company agreed to pay an annual compensation equivalent to the higher of a fixed amount or 5% of the consolidated income of the Company before deducting the compensation for technical assistance and before the comprehensive financial result, IT, depreciation and amortization, determined in accordance with financial reporting standards applicable in Mexico. Beginning in 2003, the minimum fixed amount is of USD2 million (approximately Ps.37.7 million).
Technical assistance amount	$ 643,891	$ 391,698	$ 175,615
Inversiones y Tecnicas Aeroportuarias, S. A. de C. V.
Disclosure of transactions between related parties [line items]
Technical assistance amount	$ 643,891	$ 391,698	$ 175,615